Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Basis of Presentation of the Consolidated Financial Statements
2.	BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1. Accounting principles

The consolidated financial statements of Enel Chile as of December 31, 2021, approved by its Board of Directors at its meeting held on April 27, 2022, have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements reflect faithfully the financial position of Enel Chile and its subsidiaries as of December 31, 2021 and 2020, and the results of operations changes in equity and cash flows for each of the years ended December 31, 2021, 2020 and 2019, and their related notes.

These consolidated financial statements have been prepared under going concern assumptions on a historical cost basis except when, in accordance with IFRS, those assets and liabilities are measured at a fair value.

Appendix 1 – Detail of Assets and Liabilities in Foreign Currency; Appendix 2 – Additional Information Circular No. 715 of February 2, 2012; Appendix 2.1 – Supplementary Information on Trade Receivables; Appendix 2.2 – Estimates of Sales and Purchases of Energy, Power and Toll and Appendix 3 – Detail of Due Dates of Payments to Suppliers, form an integral part of these consolidated financial statements.

2.2. New accounting pronouncements

a)	The following accounting pronouncements have been adopted by the Group effective as of January 1, 2021:

Amendments	Mandatory application for annual periods beginning on or after:

Amendments to IFRS 16: COVID-19 - Related Rent Concessions	June 1, 2020

Amendments to IFRS 9 IAS 39 IFRS 7 IFRS 4 and IFRS 16: Interest Rate Benchmark Reform - Phase 2	January 1, 2021

Amendments to IFRS 16 “COVID-19-Related Rent Concessions”

As a result of the COVID-19 pandemic, lessees in many countries have been granted rent payment concessions, such as grace periods and delaying of lease payments for a period of time, sometimes followed by an increase in the payment in future periods. Within this context, on May 28, 2020, the IASB issued amendments to IFRS 16 Leases, in order to provide a practical expedient for lessees, through which they can opt for not evaluating whether the rent concession is a modification of the lease. Lessees that elect this option, will account for such rent concessions as a variable payment.

The practical expedient is only applicable to rent concessions that occur as a direct consequence of the COVID-19 pandemic and only if they comply with all the following conditions:

i)	the change in lease payments is the product of a revised lease payment that is substantially the same, or less than the lease payment immediately before the change;
ii)	any reduction in lease payments affects only the payments originally due up to June 30, 2021; and
iii)	there is no substantial change in the other terms and conditions of the lease.

The amendments are applicable to annual periods beginning on or after June 1, 2020. Early application is permitted. These amendments must be applied retroactively, recognizing the accumulated effect from initial application as an adjustment in the beginning balance of retained earnings (or other equity component, as applicable) at the beginning of the annual period in which the amendment is applied for the first time.

The application of these improvements did not generate an impact on the Group’s consolidated financial statements.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest Rate Benchmark Reform (Phase 2)

On August 27, 2020, the IASB finalized a reform that phased out benchmark interest rates, such as Interbank Offering Interest Rates (“IBORs”), by issuing a package of amendments to the following IFRS:

-	IFRS 9 Financial Instruments
-	IAS 39 Financial Instruments: Recognition and Measurement
-	IFRS 7 Financial Instruments: Disclosures
-	IFRS 4 Insurance Contracts
-	IFRS 16 Leases

The aim of these amendments is to help companies provide investors with useful information about the effects of the reform on their financial statements.

Background information

IBORs are interest rates published daily as a reference to the average interest at which a certain number of financial institutions would grant unsecured interbank loans at different terms and currencies.

Because of concerns regarding attempts to manipulate benchmark interest rates in recent years, regulators around the world started a radical reform on these rates to increase the reliability of benchmark interest rates within the international financial system. The objective of the reform is to replace interbank offering interest rates with alternative risk-free benchmark interest rates, which are based on liquid transactions in underlying markets and do not depend on expert judgments, such as the Secured Overnight Funding Rate (SOFR).

Phase 1 Amendments

Phase 1 of the IASB’s work was focused on providing temporary exceptions that allow entities to continue to apply hedge accounting during the uncertain period prior to IBOR replacement. This phase finished in 2019 with the issuance of amendments to IFRS 9, IAS 39 and IFRS 7, which became effective on January 1, 2020.

Phase 2 Amendments

Phase 2 complements the previous amendments and addresses the effects on financial statements when a company replaces a previous benchmark interest rate with an alternative benchmark interest rate. These amendments mainly relate to the following:

-	Changes in contractual cash flows: a company will not have to derecognize accounts or adjust the carrying amounts of financial instruments due to changes required by the reform, but rather will update the effective interest rate to reflect the change in the alternative interest rate benchmark;
-	Hedge accounting: a company will not have to discontinue its hedge accounting solely because it makes the changes required by the reform if the hedge complies with other hedge accounting criteria; and
-	Disclosures: a company will be required to disclose information about new risks that arise from the reform and how it manages the transition to alternative interest rate benchmarks.

Phase 2 amendments issued became effective beginning on January 1, 2021, with retrospective application, subject to certain exceptions. It is not necessary to restate previous periods.

Hedging relationships

The Group has assessed the impact of uncertainty generated by the IBOR reform on its current hedging relationships, on both hedging instruments and hedged items. The Group’s most relevant exposure is to USD LIBOR rate.

The hedging relationships affected by the IBOR reform could be rendered ineffective due to the expectations of market participants regarding the time when interbank market-based benchmark rates will transition to risk-free alternative rates. This transition could occur at different times for hedged items and hedging instruments and could lead to ineffectiveness. Therefore, the Group is applying the amendments to IFRS 9 issued in September 2019 (Phase 1 Amendments) to the hedging relationships directly affected by the reform.

Group Exposure

In March 2021, the LIBOR succession dates were announced: December 31, 2021, for LIBOR in Euros, Swiss francs, yen and British pounds, regardless of terms. The same succession date applies to LIBOR in USD at one week and two months and June 30, 2023, will be the succession date for all the remaining terms of LIBOR in USD. Accordingly, the Group has completed an impact evaluation of the LIBOR reform on loan agreements and derivative instrument contracts after having defined the scope regarding number and nominal value, including the determination of fallback rates for new transactions. The alternative benchmark rates will begin to be implemented as of July 1, 2023, with the elimination of the remaining USD LIBOR rates.

As of December 31, 2021, the Group’s exposure, (in terms of the notional amounts of the contracts that must transition to an alternative reference rate, by type of instrument and interest rate), is detailed as follows:

	Notional as of 12-31-2021
Type of interest rate	Non-derivative financial liabilities MCh$	Derivative instruments MCh$	Total MCh$

USD LIBOR	751,774	42,235	794,009

b)	Accounting pronouncements applicable beginning on January 1, 2022 and thereafter:

As of the date of issuance of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application was not mandatory:

Amendments and Improvements	Mandatory application for annual periods beginning on or after:
Amendments to IFRS 16: COVID-19 - Related Rent Concessions Beyond June 30, 2021	April 1, 2021
Amendments to IFRS 3: Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16: Proceeds before Intended Use	January 1, 2022
Amendments to IAS 37: Onerous contracts - Cost of Fulfilling a Contract	January 1, 2022

Annual Improvements to IFRS: 2018-2020 Cycle
- IFRS 1: First-time Adoption of International Financial Reporting Standards
- IFRS 9: Financial Instruments
- Amendment to Illustrative Examples accompanying IFRS 16
- IAS 41: Agriculture

January 1, 2022
Amendments to IAS 1: Classification of Liabilities as Current or Non-Current	January 1, 2023

Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023

Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023

Amendment to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023

Amendments to IFRS 16: “COVID-19-Related Rent Concessions after June 30, 2021”

Because of the continued impact of the COVID-19 pandemic, the IASB issued an amendment to IFRS 16 “Leases” on March 31, 2021, that extended by one year the period of application of the practical expedient that helps lessees to account for rental concessions linked to COVID-19. With these amendments, the IASB extended the practical expedient to rent concessions that reduce lease payments originally due on or before June 30, 2022.

The amendment is effective for annual periods beginning on or after April 1, 2021, retrospectively, recognizing the cumulative effect of initially applying the amendment as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at the beginning of the annual reporting period in which the lessee first applies the amendment. Earlier application is permitted, even for financial statements that have not been authorized for publication as of March 31, 2021. Enel Chile has decided not to early apply these amendments.

Management has assessed the impacts of this amendment and has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Amendments to IFRS 3: “References to the Conceptual Framework”

On May 14, 2020, the IASB issued a package of limited-scope amendments, including amendments to IFRS 3 “Business Combinations”. The amendments update references to the Conceptual Framework issued in 2018, in order to determine an asset or a liability in a business combination. In addition, the IASB added a new exception to IFRS 3 for liabilities and contingent liabilities, which specifies that, for certain types of liabilities and contingent liabilities, an entity that applies IFRS 3 must refer to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, or IFRIC 21: “Levies”, instead of the 2018 Conceptual Framework. Without this exception, an entity would have recognized certain liabilities in a business combination that would not be recognized in accordance with IAS 37.

The amendments are applicable prospectively to business combinations with acquisition dates beginning on the first annual period beginning on or after January 1, 2022. Early application is permitted.

Management has assessed the impacts of this amendment and has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Amendments to IAS 16 “Proceeds before Intended Use”

As part of the package of limited-scope amendments issued in May 2020, the IASB issued amendments to IAS 16 “Property, Plant and Equipment”, which prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, the company will recognize such sales proceeds and related costs in profit or loss for the period. The amendments also clarify that an entity is “testing whether an asset operates correctly” when it evaluates the technical and physical performance of the asset.

These amendments are applicable to annual reporting periods beginning on or after January 1, 2022. Early application is permitted. The amendments will be applied retroactively, but only from the beginning of the first period presented in the financial statements in which the entity applies the amendments for the first time. The accumulated effect of initial application of the amendments will be recognized as an adjustment to the opening balance of retained earnings (or other equity components as applicable) at the beginning of the first reported period.

Management has assessed the impacts of this amendment and has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Amendments to IAS 37 “Onerous Contracts: Cost of Fulfilling a Contract”

The third standard amended by the IASB in the package of limited-scope amendments issued in May 2020 was IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”. The amendments specify which costs a company should include when evaluating whether a contract is onerous. In this sense, the amendments clarify that the direct cost of fulfilling a contract comprises both the incremental costs of fulfilling this contract (for example, direct labor and materials), as well as the allocation of other costs that are directly related to compliance with the contracts (for example, an allocation of the depreciation charge for an item of property, plant and equipment used to fulfill the contract).

These amendments are applicable for reported annual periods beginning on or after January 1, 2022. Early application is permitted. Companies must apply these amendments to contracts for which all obligations have still not been fulfilled at the beginning of the reported annual period in which the amendments are applied for the first time. They do not require restatement of comparative information. The accumulated effect of initially applying the amendments will be recognized as an adjustment to the opening balance of retained earnings (or another equity component as applicable) on the date of initial application.

Management has assessed the impacts of this amendment and has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Annual Improvements to IFRS: 2018-2020 Cycle

On May 14, 2020, the IASB issued a number of minor amendments to IFRSs, in order to clarify or correct minor issues or overcome possible inconsistencies in the requirements of certain standards. The amendments with potential impact on the Group are the following:

•	IFRS 9 “Financial Instruments”: clarifies that for the purpose of the 10% test for derecognition of financial liabilities, when determining commissions paid net of commissions received, the borrower must only consider the commissions paid or received between the borrower and the lender.

These improvements are applicable to reported annual periods beginning on or after January 1, 2022. Early application is allowed. Entities must apply these amendments to financial liabilities that are modified or exchanged at the beginning of the reported annual period, in which the amendments are applied for the first time.

•	Examples accompanying IFRS 16 Leases: amendment of illustrative example 13, in order to eliminate a possible confusion regarding the treatment of lease incentives. The example included as part of its background information, a reimbursement from the lessor to the lessee, related to leasehold improvements. Since the example was not sufficiently clear as to whether the reimbursement complied with the definition of a lease incentive, the IASB decided to eliminate from the illustrative example any reference to this reimbursement, thus avoiding any possibility of confusion.

Management has assessed the impacts of this amendment and has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Amendments to IAS 1 “Classification of Liabilities as Current and Non-Current”

On January 23, 2020, the IASB issued limited-scope amendments to IAS 1: Presentation of Financial Statements, in order to clarify how to classify debt and other liabilities as current or non-current. The amendments clarify that a liability is classified as non-current if the entity has, at the end of the reporting period, the substantial right to defer settlement of the liability during at least 12 months. The classification is not affected by the expectations of the entity or by events after the reporting date. The amendments include clarification of the classification requirements for debt that a company could settle converting it to equity.

The amendments only affect the presentation of liabilities as current and non-current in the statement of financial position, not the amount and timing of their recognition, or the related disclosures. However, they could lead to companies reclassifying certain current liabilities to non-current and vice versa. This could affect compliance with covenants in the debt agreements of companies.

These amendments are applicable retroactively beginning on January 1, 2023. In response to the COVID-19 pandemic, in July 2020 the IASB extended its mandatory effective date established initially for January 1, 2022, by a year in order to provide companies more time to implement any change in classification resulting from these amendments. Early application is permitted.

Management is assessing the potential impact of the application of these amendments on the Group’s consolidated financial statements.

Amendments to IAS 1 and IFRS Practice Statement 2: “Disclosure of Accounting Policies”

On February 12, 2021, the IASB issued limited-scope amendments to IAS 1: Presentation of Financial Statements and IFRS: Practice Statement No. 2 Making Materiality Judgements. This related to the final stage of its materiality improvement work, in order to help entities with their accounting policy disclosures. The aim was to provide more useful information to investors and other primary users of the financial statements.

Amendments to IAS 1 require entities to disclose their material information on the accounting policies rather than their significant accounting policies. The amendments to IFRS Statement of Practice No. 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early application is permitted.

Management is assessing the potential impact of the application of these amendments on the Group’s consolidated financial statements disclosures.

Amendments to IAS 8: “Definition of Accounting Estimates”

On February 12, 2021, the IASB issued limited-scope amendments to IAS 8: “Accounting Policies, Changes to Accounting Estimates and Errors.” The aim was to clarify how companies should distinguish between changes to accounting policies and changes to accounting estimates, in order to reduce diversity in practice.

This distinction is important because accounting estimate changes only apply prospectively to future transactions and other future events. In addition, accounting policy changes generally apply retrospectively to past transactions and other past events.

The amendments are effective for annual periods beginning on or after January 1, 2023 and will be applied prospectively to changes to estimates and accounting policies that occur from the beginning of the first year in which the entity applies the amendments. Early application is permitted.

Management is assessing the potential impact of the application of these amendments on the Group’s consolidated financial statements.

Amendments to IAS 12: “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”

On May 7, 2021, the IASB issued specific amendments to IAS 12: Income Taxes, with the aim of clarifying how companies should account for deferred taxes on transactions, such as leases and decommissioning obligations.

In certain circumstances, companies are exempt from recognizing deferred taxes when they recognize assets or liabilities for the first time. Previously, there was some uncertainty about whether the exemption applied to transactions, such as leases and decommissioning obligations, transactions for which companies recognize both an asset and a liability. The amendments clarify that the exemption is not applicable to these transactions and companies are required to recognize deferred taxes on such transactions.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early application is permitted.

Management is assessing the potential impact of the application of these amendments on the Group’s consolidated financial statements.

2.3. Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Group’s Management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The most significant areas where critical judgment was required are:

-	The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.e).
-	The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.h).
-	Application of the revenue recognition model in accordance with IFRS 15 (see Note 3.q).

The estimates refer basically to:

-	The valuations performed to determine the existence of impairment losses in non-financial assets and goodwill (see Note 3.e).
-	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.m.1 and 25).
-	The useful lives of property, plant and equipment and intangible assets (see Notes 3.a and 3.d).
-	The assumptions used to calculate the fair value of financial instruments (see Notes 3.h and 22).
-	The energy supplied to customer whose meters have not yet been read.
-	Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 2.2).
-	The interpretation of new normative related to the regulation of the Electric Sector, whose final economic effects will be determined by the resolutions of the relevant agencies (see Note 4 and 8).
-	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.m).
-	Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 3.a).
-	The tax results of the different Group subsidiaries that will be reported to the respective tax authorities in the future, and other estimates have been used as a basis for recording the different income tax related balances in these consolidated financial statements (see Note 3.p).
-	The fair value of assets acquired, and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.
-	Determination of expected credit losses on financial assets (see Note 3.g.3).
-	In the measurement of lease liabilities, determination of the lease term of contracts with renewal options, as well as the rates to be used to discount lease payments (see Note 3.f).

In relation to the COVID-19 pandemic, the degree of uncertainty generated in the macroeconomic and financial environment in which the Group operates, could affect the valuations and estimates made by Management to determine the carrying amounts of the more volatile assets and liabilities. As of December 31, 2021, according to the information available and considering a scenario in constant evolution, the main areas that required Management to use their judgment and make estimates were the following: i) measurement of expected credit losses on financial assets; ii) determination of impairment losses on non-financial assets; and iii) measurement of employee benefits, including actuarial assumptions.

Although these judgments and estimates have been based on the best information available as of the date of issuance of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these judgments and estimates in subsequent periods. This change would be made prospectively, recognizing the effects of this change in judgment or estimation in the related future consolidated financial statements.

2.4. Subsidiaries

Subsidiaries are defined as those entities controlled either, directly or indirectly by Enel Chile. Control is exercised if and only if the following conditions are met: the Company has i) power over the subsidiary; ii) exposure, or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

Enel Chile has power over its subsidiaries when it holds the majority of substantive voting rights, or if this is not the case, when it holds the rights that grant it present capacity to direct their relevant activities, i.e., the activities that significantly affect the subsidiary’s performance.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the control elements listed above.

Subsidiaries are consolidated as described in Note 2.7

The entities in which the Group has the ability to exercise control and consequently are included in consolidation in these consolidated financial statements are detailed below:

				Ownership % at 12-31-2021			Ownership % at 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.282.311-8	Enel Transmisión Chile S.A. (i) (iv)	Chile	Chilean peso	99.09%	—	99.09%	—	—	—
96.800.460-3	Luz Andes Ltda. (v)	Chile	Chilean peso	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A. (i) (v)	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A. (vii)	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	-	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
96.920.110-0	Enel Green Power Chile Ltda. (vi)	Chile	U.S. dollar	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A. (ii) (vi)	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%
76.052.206-6	Parque Eólico Valle de los Vientos SpA (vi)	Chile	U.S. dollar	—	—	—	—	—	—
76.306.985-0	Diego de Almagro Matriz SpA (vi)	Chile	U.S. dollar	—	—	—	—	—	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (vi) (viii)	Chile	U.S. dollar	—	—	—	—	—	—
76.321.458-3	Almeyda Solar SpA (ii)	Chile	U.S. dollar	—	—	—	—	100.00%	100.00%
76.179.024-2	Parque Eólico Tal Tal SpA (viii)	Chile	U.S. dollar	—	—	—	—	—	—
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
99.577.350-3	Empresa Nacional de Geotermia S.A. (iii)	Chile	U.S. dollar	—	—	—	—	51.00%	51.00%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
76.722.488-5	Empresa de Transmisión Chena S.A. (iv)	Chile	Chilean peso	—	—	—	—	100.00%	100.00%

2.4.1Changes in the scope of consolidation at December 31, 2021

2021

i.	On January 1, 2021, the spin-off by Enel Distribución Chile S.A was formalized which resulted in the incorporation of a new company, Enel Transmisión Chile S.A., to which the assets and liabilities associated with the electric power transmission segment were assigned and also distributing to all the shareholders of Enel Distribución Chile S.A. a number of Enel Transmisión Chile S.A. shares equal to the shareholders’ interest in the spin-off company.

This process was performed to comply with the requirements related to the exclusive line of business of distribution, in accordance with the latest amendments to Decree Law No. 4/2016 issued by the Ministry of Economy, Development and Reconstruction, which established the consolidated, coordinated and systematized text of Decree Law No. 1-1982 issued by the Ministry of Mining, General Law of Electric Services.

ii.	On January 1, 2021, the merger by the incorporation of Almeyda Solar SpA into Enel Green Power Chile S.A. took place. As a consequence, the latter became the legal successor company.
iii.	During the second quarter of 2021, the liquidation of the company “Empresa Nacional de Geotermia S.A.” (a subsidiary of Enel Green Power Chile S.A.) was finalized. The advance termination and liquidation of this company was approved by the shareholders at the Extraordinary Shareholders’ Meeting, held on November 24, 2020.
iv.	On November 1, 2021, Empresa de Transmisión Chena S.A. merged with Enel Transmisión Chile S.A. where the latter became the legal successor company. This transaction was approved by the Board of Directors of Enel Transmisión Chile S.A. at the extraordinary meeting held on October 20, 2021, in which the Directors in attendance unanimously ruled to buy from Enel Colina S.A., the minority interest held by the latter in the subsidiary Empresa de Transmisión Chena S.A., so as to hold 100% of that subsidiary’s shares. Consequently, an irregular merger was performed, by which Empresa de Transmisión Chena S.A. was absorbed by Enel Transmisión Chile S.A. without any liquidation thereof.

2020

v.	On January 1, 2020, Luz Andes Ltda. merged into Enel Distribución Chile S.A. where the latter company became the legal successor company.
vi.	On March 1, 2020, Enel Green Power Chile Ltda. merged into Enel Green Power del Sur SpA, where the latter company became the legal successor company. This transaction was approved by the Extraordinary Shareholders’ Meeting of Enel Green Power del Sur SpA held on February 27, 2020. Subsequently, on April 14, 2020, Enel Green Power del Sur SpA changed its name to Enel Green Power Chile S.A.

On the same date, the merger by incorporation of Parque Eólico Valle de los Vientos SpA and Diego de Almagro Matriz SpA into Empresa Eléctrica Panguipulli S.A. was completed, where the latter company became the legal successor company. This transaction was approved by the Extraordinary Shareholders’ Meetings of Empresa Eléctrica Panguipulli S.A. and Parque Eólico Valle de los Vientos SpA, both held on February 27, 2020.

vii.	On April 14, 2020, Empresa Eléctrica de Colina Ltda. changed its name to Enel Colina S.A.
viii.	On July 1, 2020, the merger by incorporation of Empresa Eléctrica Panguipulli S.A. into Parque Eólico Taltal SpA was completed, where the latter company became the legal successor company. Subsequently, on August 1, 2020, the merger by incorporation of Parque Eólico Taltal SpA into Almeyda Solar SpA was completed, where the latter company became the legal successor company.

2.5. Investments in associates

Associates are entities over which Enel Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the decisions related to the financial and operating policy of the associate but without having control or joint control over those policies.

In assessing significant influence, the Group takes into account the existence and effect of currently exercisable voting rights or convertible rights at the end of each reporting period, including currently exercisable voting rights held by the Company or other entities. In general, significant influence is presumed to be present in those cases in which the Group has more than 20% of the voting power of the investee.

Associates are accounted for in the consolidated financial statements using the equity method of accounting as described in Note 3.i.

The detail of the companies that qualify as associates is the following:

				Ownership % at 12-31-2021			Ownership % at 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.157.779-2	Enel X AMPCI Ebus Chile SpA (*)	Chile	U.S. dollar	—	20.00%	20.00%	—	20.00%	20.00%

(*) On June 11, 2020, the Company’s subsidiary Enel X Chile SpA acquired 20% of the holding company Enel AMPCI Ebus Chile SpA from the AMP Capital Group.

2.6. Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, i.e., when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-	Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are included in the consolidated financial statements using the equity method of accounting, as described in Note 3.i.
-	Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are included in the consolidated financial statements recognizing the proportional interest in the assets and liabilities impacted by such operation.

In determining the type of joint arrangement in which it is involved, the Group’s Management assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

The detail of companies classified as joint ventures is as follows:

				Ownership % at 12-31-2021			Ownership % at 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (i)	Chile	Chilean peso	—	—	—	—	50.00%	50.00%
77.110.358-8	HIF H2 SpA. (ii)	Chile	U.S. dollar	—	50.00%	50.00%	—	—	—
i.	On December 30, 2021, the sale of the entire interest that Enel Generación Chile S.A. held in Transmisora Eléctrica de Quillota Ltda., to APG Energy & Infra Investments Chile Expansion SpA and CELEO Redes Chile Expansion SpA was completed.
ii.	On April 1, 2021, Enel Green Power Chile S.A. acquired an interest of 50% in the new company HIF H2 SpA., for the development of green hydrogen projects in the Magallanes region.

Currently, Enel Chile is not involved in any joint arrangement that qualifies as a joint operation.

2.7. Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations of intra-group transactions have been made.

The comprehensive income from subsidiaries is included in the consolidated statement of comprehensive income from the date when the Parent Company obtains control of the subsidiary until the date on which it loses control of the subsidiary.

The Group records business combinations using the acquisition method when all the activities and assets acquired meet the definition of a business and control is transferred to the Group. To be considered a business, a set of activities and assets acquired must include at least one input and a substantive process applied to it that, together, contribute significantly to the ability to create output. IFRS 3 provides the option of applying a “concentration test” that allows a simplified assessment of whether a set of acquired activities and assets is not a business. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The operations of Parent Company and its subsidiaries have been consolidated under the following basic principles:

1.	At the date the Parent Company obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, IFRS allow valuation of the non-controlling interests in the acquiree on the date of acquisition: i) at fair value; or ii) for the proportional ownership of the identifiable net assets of the acquiree, with the latter being the methodology that the Group has systematically applied to its business combinations.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained about events and circumstances that existed on the acquisition date, but which were unknown to Management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Parent Company measures at fair value the participation previously held in the equity of the acquiree on the date of acquisition and the resulting gain or loss, if any, is recognized in profit or loss of the period.

2.	Non-controlling interests in equity and in the comprehensive income of the consolidated subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Profit (loss) attributable to non-controlling interests” and “Comprehensive income attributable to non-controlling interests” in the consolidated statement of comprehensive income.
3.	Balances and transactions between consolidated companies have been fully eliminated on consolidation.
4.	Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, is recognized directly in equity attributable to shareholders of the Parent Company.
5.	Business combinations under common control are accounted for using, as a reference, the ‘pooling of interest’ method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recognized in the ultimate Parent Company, although subsequent accounting adjustments may be needed to align the accounting policies of the companies involved. The Group does not restate comparative periods in its financial statements for business combinations under common control.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in equity as a charge or credit to Other reserves.

2.8. Functional currency

The functional and presentation currency of the consolidated financial statements of Enel Chile is the Chilean peso (Ch$). The functional currency has been determined, considering the economic environment in which the Company operates.

Any information presented in Ch$ has been rounded to the closest thousand (ThCh$) or million (MCh$), unless indicated otherwise.

2.9. Conversion of financial statements denominated in foreign currency

Conversion of the financial statements of the Group companies that have functional currencies different than Ch$, and do not operate in hyperinflationary economies, is carried out as follows:

a.	Assets and liabilities, using the exchange rate prevailing at the closing date of the financial statements.
b.	Comprehensive income statements using the average exchange rate for the period (unless this average is not a reasonable approximation of the cumulative effect of the exchange rate existing on the transaction dates, in which case the exchange rate on the date of each transaction is used).
c.	Equity is maintained at the historical exchange rate on the date of its acquisition or contribution, and at the average exchange rate as of the date of generation for retained earnings.
d.	Foreign currency translation differences generated in the conversion of the financial statements are recorded under “Foreign currency translation gains (losses)” in the consolidated statement of comprehensive income in Other comprehensive income (see Note 27.3).

The financial statements of subsidiaries whose functional currency is that of a hyperinflationary economy, are first adjusted for inflation, recording any gain or loss in the net monetary position in profit or loss. Subsequently, all items (assets, liabilities, equity items, expenses and revenue) are converted at the exchange rate prevailing at the closing date of the most recent statement of financial position. Changes in the Company’s net investment in the subsidiary, which operates in a hyperinflationary economy, based on the application of the price-level restatement/translation method, are recorded as follows: (i) the effect of restatement due to inflation is recognized directly in Equity, under the "Other reserves" account; and (ii) the effect of foreign currency translation is recognized in Gain (losses) from foreign currency translation, in the consolidated statements of comprehensive income: Other comprehensive income.

Argentine Hyperinflation

Beginning on July 2018, the Argentine economy has been considered to be hyperinflationary in accordance with the criteria established in IAS 29 “Financial Reporting in Hyperinflationary Economies”. This determination was made on the basis of a number of qualitative and quantitative criteria, especially the presence of accumulated inflation in excess of 100% during the three previous years.

In accordance with IAS 29, the financial statements of investees in Argentina have been restated retrospectively, applying the general price index at historical cost, in order to reflect changes in the purchasing power of the Argentine peso, as of the closing date of these consolidated financial statements.

The general price indexes used at the end of the reporting periods are as follows:

General price index
From January to December 2019	53.64%
From January to December 2020	36.13%
From January to December 2021	50.95%

The effects of the application of this standard on these consolidated financial statements are detailed in Note 33.